LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.63%
Aerospace & Defense–1.53%
Curtiss-Wright Corp.	5,023	$1,593,647
General Dynamics Corp.	6,602	1,799,573
General Electric Co.	16,080	3,218,412
Howmet Aerospace, Inc.	20,757	2,692,805
Lockheed Martin Corp.	27,208	12,154,086
Northrop Grumman Corp.	3,691	1,889,829
RTX Corp.	15,091	1,998,954
		25,347,306
Air Freight & Logistics–0.18%
FedEx Corp.	6,253	1,524,356
United Parcel Service, Inc. Class B	13,733	1,510,493
		3,034,849
Automobiles–2.11%
General Motors Co.	288,872	13,585,650
†Tesla, Inc.	81,862	21,215,356
		34,801,006
Banks–2.74%
Bank of America Corp.	127,207	5,308,348
Citigroup, Inc.	62,393	4,429,279
JPMorgan Chase & Co.	120,863	29,647,694
M&T Bank Corp.	9,017	1,611,789
PNC Financial Services Group, Inc.	8,956	1,574,196
Wells Fargo & Co.	38,477	2,762,264
		45,333,570
Beverages–1.15%
Coca-Cola Co.	27,721	1,985,378
Coca-Cola Consolidated, Inc.	1,229	1,659,150
Molson Coors Beverage Co. Class B	60,111	3,658,957
†Monster Beverage Corp.	71,304	4,172,710
PepsiCo, Inc.	50,465	7,566,722
		19,042,917
Biotechnology–3.70%
AbbVie, Inc.	101,600	21,287,232
Amgen, Inc.	22,964	7,154,434
†Biogen, Inc.	11,376	1,556,692
†Exelixis, Inc.	83,706	3,090,426
Gilead Sciences, Inc.	184,504	20,673,673
Regeneron Pharmaceuticals, Inc.	2,713	1,720,666
†United Therapeutics Corp.	13,048	4,022,307
†Vertex Pharmaceuticals, Inc.	3,211	1,556,757
		61,062,187
Broadline Retail–3.52%
†Amazon.com, Inc.	305,524	58,128,996
		58,128,996
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.59%
Carlisle Cos., Inc.	4,587	$1,561,874
Johnson Controls International PLC	20,350	1,630,238
Lennox International, Inc.	2,819	1,580,980
Masco Corp.	23,471	1,632,173
Owens Corning	12,268	1,752,116
Trane Technologies PLC	4,660	1,570,047
		9,727,428
Capital Markets–3.44%
Ameriprise Financial, Inc.	8,840	4,279,532
Bank of New York Mellon Corp.	220,938	18,530,070
Blackrock, Inc.	1,772	1,677,162
Charles Schwab Corp.	21,020	1,645,446
Goldman Sachs Group, Inc.	9,502	5,190,847
Moody's Corp.	25,578	11,911,419
Morgan Stanley	19,538	2,279,498
Northern Trust Corp.	17,021	1,679,122
S&P Global, Inc.	3,507	1,781,907
SEI Investments Co.	21,909	1,700,796
State Street Corp.	47,362	4,240,320
T. Rowe Price Group, Inc.	20,087	1,845,393
		56,761,512
Chemicals–1.31%
CF Industries Holdings, Inc.	60,447	4,723,933
Eastman Chemical Co.	19,406	1,709,863
Ecolab, Inc.	6,682	1,694,021
Linde PLC	7,752	3,609,641
LyondellBasell Industries NV Class A	21,859	1,538,874
Mosaic Co.	68,181	1,841,569
RPM International, Inc.	13,952	1,613,967
Sherwin-Williams Co.	13,881	4,847,106
		21,578,974
Commercial Services & Supplies–0.98%
Cintas Corp.	69,096	14,201,301
Republic Services, Inc.	8,225	1,991,766
		16,193,067
Communications Equipment–0.72%
†Arista Networks, Inc.	19,409	1,503,809
Cisco Systems, Inc.	113,706	7,016,797
†F5, Inc.	6,176	1,644,484
Motorola Solutions, Inc.	3,878	1,697,827
		11,862,917
Construction & Engineering–0.09%
EMCOR Group, Inc.	4,172	1,542,096
		1,542,096
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.15%
CRH PLC	28,651	$2,520,428
		2,520,428
Consumer Finance–0.62%
American Express Co.	12,369	3,327,880
Synchrony Financial	131,265	6,949,169
		10,277,049
Consumer Staples Distribution & Retail–2.41%
Albertsons Cos., Inc. Class A	129,375	2,844,956
Costco Wholesale Corp.	7,340	6,942,025
Kroger Co.	201,773	13,658,014
Target Corp.	13,732	1,433,072
Walmart, Inc.	170,438	14,962,752
		39,840,819
Containers & Packaging–0.10%
Packaging Corp. of America	8,236	1,630,893
		1,630,893
Distributors–0.10%
Pool Corp.	5,187	1,651,281
		1,651,281
Diversified Consumer Services–0.11%
H&R Block, Inc.	31,971	1,755,528
		1,755,528
Diversified Telecommunication Services–1.32%
AT&T, Inc.	420,781	11,899,686
Verizon Communications, Inc.	217,502	9,865,891
		21,765,577
Electric Utilities–1.49%
Edison International	99,541	5,864,956
Entergy Corp.	135,577	11,590,478
Evergy, Inc.	24,031	1,656,937
NRG Energy, Inc.	56,980	5,439,311
		24,551,682
Electrical Equipment–0.33%
Acuity, Inc.	9,852	2,594,524
Eaton Corp. PLC	4,958	1,347,733
†Generac Holdings, Inc.	12,429	1,574,133
		5,516,390
Electronic Equipment, Instruments & Components–0.18%
Amphenol Corp. Class A	25,728	1,687,499
TD SYNNEX Corp.	12,633	1,313,327
		3,000,826
Energy Equipment & Services–0.11%
TechnipFMC PLC	57,283	1,815,298
		1,815,298
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.55%
Electronic Arts, Inc.	11,685	$1,688,716
†Netflix, Inc.	16,838	15,701,940
†Spotify Technology SA	3,663	2,014,760
Walt Disney Co.	62,687	6,187,207
		25,592,623
Financial Services–6.67%
†Berkshire Hathaway, Inc. Class B	86,398	46,013,847
Equitable Holdings, Inc.	88,455	4,607,621
†Fiserv, Inc.	15,942	3,520,472
Mastercard, Inc. Class A	30,342	16,631,057
MGIC Investment Corp.	82,698	2,049,256
†PayPal Holdings, Inc.	50,155	3,272,614
Visa, Inc. Class A	97,531	34,180,714
		110,275,581
Food Products–0.21%
Bunge Global SA	21,939	1,676,578
Ingredion, Inc.	13,398	1,811,544
		3,488,122
Gas Utilities–0.10%
UGI Corp.	48,939	1,618,413
		1,618,413
Ground Transportation–0.66%
Norfolk Southern Corp.	7,237	1,714,083
Ryder System, Inc.	12,952	1,862,627
†Uber Technologies, Inc.	30,089	2,192,285
Union Pacific Corp.	22,045	5,207,911
		10,976,906
Health Care Equipment & Supplies–2.79%
Abbott Laboratories	30,253	4,013,060
†Boston Scientific Corp.	149,534	15,084,990
†IDEXX Laboratories, Inc.	7,744	3,252,093
†Intuitive Surgical, Inc.	12,655	6,267,642
Medtronic PLC	43,341	3,894,622
ResMed, Inc.	15,580	3,487,583
†Solventum Corp.	21,856	1,661,930
Stryker Corp.	22,815	8,492,884
		46,154,804
Health Care Providers & Services–1.56%
†Centene Corp.	30,345	1,842,245
Cigna Group	6,096	2,005,584
CVS Health Corp.	24,678	1,671,935
Encompass Health Corp.	16,887	1,710,315
HCA Healthcare, Inc.	10,686	3,692,547
McKesson Corp.	2,910	1,958,401
UnitedHealth Group, Inc.	17,554	9,193,908
Universal Health Services, Inc. Class B	19,898	3,738,834
		25,813,769
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.29%
Alexandria Real Estate Equities, Inc.	16,346	$1,512,169
Omega Healthcare Investors, Inc.	43,085	1,640,677
Welltower, Inc.	10,964	1,679,794
		4,832,640
Health Care Technology–0.25%
†Doximity, Inc. Class A	42,805	2,483,974
†Veeva Systems, Inc. Class A	6,925	1,604,038
		4,088,012
Hotels, Restaurants & Leisure–1.31%
Booking Holdings, Inc.	2,495	11,494,240
†Carnival Corp.	81,368	1,589,117
†Chipotle Mexican Grill, Inc.	31,880	1,600,695
Domino's Pizza, Inc.	3,713	1,705,938
McDonald's Corp.	5,406	1,688,672
Royal Caribbean Cruises Ltd.	9,592	1,970,581
Texas Roadhouse, Inc.	9,397	1,565,822
		21,615,065
Household Durables–0.11%
Garmin Ltd.	8,094	1,757,450
		1,757,450
Household Products–1.52%
Clorox Co.	11,014	1,621,812
Colgate-Palmolive Co.	167,763	15,719,393
Kimberly-Clark Corp.	42,146	5,994,004
Procter & Gamble Co.	10,677	1,819,574
		25,154,783
Independent Power and Renewable Electricity Producers–0.42%
AES Corp.	173,515	2,155,056
Vistra Corp.	41,103	4,827,137
		6,982,193
Industrial Conglomerates–0.12%
3M Co.	13,613	1,999,205
		1,999,205
Industrial REITs–0.26%
First Industrial Realty Trust, Inc.	29,427	1,587,881
Prologis, Inc.	24,208	2,706,212
		4,294,093
Insurance–1.44%
Axis Capital Holdings Ltd.	17,274	1,731,546
Chubb Ltd.	6,569	1,983,772
Globe Life, Inc.	12,924	1,702,349
Hartford Insurance Group, Inc.	46,036	5,696,034
Marsh & McLennan Cos., Inc.	7,001	1,708,454
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Old Republic International Corp.	43,362	$1,700,658
Progressive Corp.	9,485	2,684,350
Travelers Cos., Inc.	7,378	1,951,186
Unum Group	56,283	4,584,813
		23,743,162
Interactive Media & Services–6.84%
Alphabet, Inc. Class A	427,750	66,456,259
Meta Platforms, Inc. Class A	78,208	45,075,963
†Pinterest, Inc. Class A	50,731	1,572,661
		113,104,883
IT Services–1.01%
Accenture PLC Class A	9,735	3,037,709
Cognizant Technology Solutions Corp. Class A	60,666	4,640,949
International Business Machines Corp.	28,619	7,116,401
†VeriSign, Inc.	7,696	1,953,783
		16,748,842
Leisure Products–0.10%
†Mattel, Inc.	80,606	1,566,175
		1,566,175
Life Sciences Tools & Services–1.15%
Agilent Technologies, Inc.	21,453	2,509,572
Danaher Corp.	8,659	1,775,095
†Illumina, Inc.	16,904	1,341,164
†Medpace Holdings, Inc.	4,988	1,519,794
†Mettler-Toledo International, Inc.	6,675	7,882,574
Thermo Fisher Scientific, Inc.	3,122	1,553,507
†Waters Corp.	6,739	2,483,793
		19,065,499
Machinery–1.27%
Allison Transmission Holdings, Inc.	16,861	1,613,092
Caterpillar, Inc.	7,625	2,514,725
Cummins, Inc.	13,339	4,180,976
Deere & Co.	3,394	1,592,974
Donaldson Co., Inc.	23,683	1,588,182
Illinois Tool Works, Inc.	6,913	1,714,493
Oshkosh Corp.	20,406	1,919,797
Pentair PLC	17,458	1,527,226
Snap-on, Inc.	12,635	4,258,121
		20,909,586
Media–0.64%
Comcast Corp. Class A	176,121	6,498,865
Fox Corp. Class A	72,665	4,112,839
		10,611,704
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.53%
Newmont Corp.	43,298	$2,090,427
Reliance, Inc.	6,340	1,830,675
Southern Copper Corp.	16,861	1,575,829
Steel Dynamics, Inc.	25,444	3,182,536
		8,679,467
Multi-Utilities–0.48%
Ameren Corp.	19,229	1,930,591
Consolidated Edison, Inc.	15,232	1,684,507
Dominion Energy, Inc.	32,727	1,835,003
DTE Energy Co.	18,399	2,544,030
		7,994,131
Oil, Gas & Consumable Fuels–2.73%
APA Corp.	75,096	1,578,518
Cheniere Energy, Inc.	8,392	1,941,909
Chevron Corp.	15,247	2,550,671
ConocoPhillips	30,719	3,226,109
Devon Energy Corp.	222,608	8,325,539
EOG Resources, Inc.	98,517	12,633,820
Exxon Mobil Corp.	81,775	9,725,501
Matador Resources Co.	33,948	1,734,403
Ovintiv, Inc.	39,992	1,711,658
Targa Resources Corp.	8,728	1,749,702
		45,177,830
Passenger Airlines–0.09%
†United Airlines Holdings, Inc.	22,002	1,519,238
		1,519,238
Personal Care Products–0.11%
†BellRing Brands, Inc.	24,020	1,788,529
		1,788,529
Pharmaceuticals–2.53%
Bristol-Myers Squibb Co.	175,979	10,732,959
Eli Lilly & Co.	20,607	17,019,528
†Jazz Pharmaceuticals PLC	17,627	2,188,392
Johnson & Johnson	18,968	3,145,653
Merck & Co., Inc.	20,436	1,834,335
Pfizer, Inc.	212,322	5,380,240
Viatris, Inc.	178,116	1,551,390
		41,852,497
Professional Services–0.30%
Automatic Data Processing, Inc.	5,555	1,697,219
Genpact Ltd.	32,327	1,628,635
Leidos Holdings, Inc.	12,047	1,625,622
		4,951,476
Real Estate Management & Development–0.20%
†Jones Lang LaSalle, Inc.	13,250	3,284,808
		3,284,808
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.23%
AvalonBay Communities, Inc.	9,538	$2,047,045
Essex Property Trust, Inc.	5,494	1,684,296
		3,731,341
Retail REITs–0.38%
Simon Property Group, Inc.	38,216	6,346,913
		6,346,913
Semiconductors & Semiconductor Equipment–9.67%
†Advanced Micro Devices, Inc.	21,484	2,207,266
Applied Materials, Inc.	49,872	7,237,425
Broadcom, Inc.	164,874	27,604,854
†First Solar, Inc.	12,232	1,546,492
KLA Corp.	6,427	4,369,074
Lam Research Corp.	31,012	2,254,572
Micron Technology, Inc.	25,075	2,178,767
Monolithic Power Systems, Inc.	2,503	1,451,690
NVIDIA Corp.	860,709	93,283,641
QUALCOMM, Inc.	104,959	16,122,752
Texas Instruments, Inc.	9,057	1,627,543
		159,884,076
Software–9.28%
†Adobe, Inc.	19,062	7,310,849
†AppLovin Corp. Class A	5,774	1,529,937
†Autodesk, Inc.	5,941	1,555,354
†Dropbox, Inc. Class A	74,514	1,990,269
†Fair Isaac Corp.	901	1,661,588
†Fortinet, Inc.	71,691	6,900,976
Gen Digital, Inc.	59,965	1,591,471
Intuit, Inc.	6,924	4,251,267
Microsoft Corp.	269,982	101,348,543
Oracle Corp.	31,816	4,448,195
†Palantir Technologies, Inc. Class A	63,598	5,367,671
Salesforce, Inc.	24,407	6,549,862
†ServiceNow, Inc.	3,703	2,948,106
†Zoom Communications, Inc. Class A	80,467	5,936,051
		153,390,139
Specialized REITs–1.30%
American Tower Corp.	7,684	1,672,038
Gaming & Leisure Properties, Inc.	82,823	4,215,691
Lamar Advertising Co. Class A	20,212	2,299,721
Public Storage	5,437	1,627,240
VICI Properties, Inc.	357,341	11,656,464
		21,471,154
Specialty Retail–1.70%
Best Buy Co., Inc.	20,172	1,484,861
Home Depot, Inc.	22,169	8,124,717
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's Cos., Inc.	6,829	$1,592,727
Ross Stores, Inc.	13,049	1,667,532
TJX Cos., Inc.	99,509	12,120,196
†Ulta Beauty, Inc.	4,048	1,483,754
Williams-Sonoma, Inc.	9,677	1,529,934
		28,003,721
Technology Hardware, Storage & Peripherals–7.05%
Apple, Inc.	510,305	113,354,050
Hewlett Packard Enterprise Co.	104,552	1,613,237
NetApp, Inc.	17,622	1,547,917
		116,515,204
Textiles, Apparel & Luxury Goods–0.20%
†Deckers Outdoor Corp.	13,657	1,526,989
†Lululemon Athletica, Inc.	6,220	1,760,633
		3,287,622
Tobacco–0.87%
Altria Group, Inc.	211,328	12,683,906
Philip Morris International, Inc.	10,672	1,693,967
		14,377,873
Trading Companies & Distributors–0.53%
Fastenal Co.	21,537	1,670,194
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	2,384	$1,494,053
WW Grainger, Inc.	5,657	5,588,154
		8,752,401
Water Utilities–0.10%
American Water Works Co., Inc.	11,231	1,656,797
		1,656,797
Wireless Telecommunication Services–0.10%
T-Mobile U.S., Inc.	6,332	1,688,808
		1,688,808
Total Common Stock (Cost $1,221,993,014)		1,613,490,131

MONEY MARKET FUND–2.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	37,030,109	37,030,109
Total Money Market Fund (Cost $37,030,109)		37,030,109

TOTAL INVESTMENTS–99.87% (Cost $1,259,023,123)	1,650,520,240
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	2,170,546
NET ASSETS APPLICABLE TO 116,879,152 SHARES OUTSTANDING–100.00%	$1,652,690,786

†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
127	E-mini S&P 500 Index	$35,898,138	$36,417,872	6/20/25	$—	$(519,734)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5